Accounts Receivable - Aging Trade Receivables (Details) - Trade receivables - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired
Trade receivables	$ 145	$ 143
Past due 1-30 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	79	73
Past due 31-60 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	20	30
Past due 61-90 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	12	10
Past due 91 days and over
Disclosure of financial assets that are either past due or impaired
Trade receivables	$ 34	$ 30